INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method	$ 4,112	$ 4,133	$ 3,983
Kibali [Member]
Disclosure of joint ventures [line items]
Opening net assets	2,015
Investments Accounted For Using Equity Method, Acquisitions	0
Net income, net of non-controlling interests	216	290
Investments accounted for using equity method, investment dividend paid	(176)
Non-cash dividend received from equity investees	(249)
Funds contirbuted to equity investees	0
Other comprehensive income, before tax	0	0
Closing net assets	1,806	2,015
Investments accounted for using equity method, share of net assets	904
Equity earnings adjustment	0
Additional recognition, goodwill	1,111
Investments accounted for using equity method	2,015	2,119	2,659
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Opening net assets	537
Investments Accounted For Using Equity Method, Acquisitions	0
Net income, net of non-controlling interests	238	204
Investments accounted for using equity method, investment dividend paid	(218)
Non-cash dividend received from equity investees	0
Funds contirbuted to equity investees	0
Other comprehensive income, before tax	0	0
Closing net assets	557	537
Investments accounted for using equity method, share of net assets	278
Equity earnings adjustment	0
Additional recognition, goodwill	123
Investments accounted for using equity method	401	391	382
Zaldivar [Member]
Disclosure of joint ventures [line items]
Opening net assets	1,767
Investments Accounted For Using Equity Method, Acquisitions	0
Net income, net of non-controlling interests	2	(33)
Investments accounted for using equity method, investment dividend paid
Non-cash dividend received from equity investees	0
Funds contirbuted to equity investees	0
Other comprehensive income, before tax	(4)	0
Closing net assets	1,765	1,767
Investments accounted for using equity method, share of net assets	883
Equity earnings adjustment	(10)
Additional recognition, goodwill	0
Investments accounted for using equity method	875	874	890
Investments accounted for using equity method	4,112	4,133
Porgera [Member]
Disclosure of joint ventures [line items]
Opening net assets	2,237
Investments Accounted For Using Equity Method, Acquisitions	30
Net income, net of non-controlling interests	128	0
Investments accounted for using equity method, investment dividend paid	0
Non-cash dividend received from equity investees	0
Funds contirbuted to equity investees	110
Other comprehensive income, before tax	0	0
Closing net assets	2,505	2,237
Investments accounted for using equity method, share of net assets	787
Equity earnings adjustment	(7)
Additional recognition, goodwill	0
Investments accounted for using equity method	$ 780	$ 703	$ 0